DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2019
Deferred Income Taxes and Other Assets [Abstract]
DEFERRED INCOME TAXES [Text Block]
11.    DEFERRED INCOME TAXES

On November 30, 2012, the Company changed its residency address from the USA to the British Virgin Islands. The Company has no presence/nexus within the United States of America, nor any of its States and therefore is not required to file Income/Franchise, etc. tax returns in the United States of America, nor any of its States. Therefore, no US Tax provision is required with this filing, based upon Management representations, as described.